Issued Capital, Equity Compensation, and Warrants - Summary of Changes to Stock Options Outstanding (Details) shares in Thousands					12 Months Ended	15 Months Ended
	Dec. 22, 2017 shares	Nov. 27, 2017 shares	Sep. 14, 2017 shares	May 16, 2017 shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($) shares
Disclosure Of Changes To Stock Options Outstanding [Abstract]
Number of Options, Balance Outstanding | shares					3,424	3,466
Number of options granted (‘000’s) | shares	30	60	1,860	100	3,085	1,873
Number of Options, Exercised | shares					(1,073)	(1,602)
Number of Options, Expired | shares						(290)
Number of Options, Forfeited | shares					(130)	(23)
Number of Options, Balance Outstanding | shares					5,306	3,424
Weighted Average Exercise Price, Balance Outstanding | $					$ 2.15	$ 2.15
Weighted Average Exercise Price, Granted | $					7.01	2.30
Weighted Average Exercise Price, Exercised | $					2.22	1.75
Weighted Average Exercise Price, Expired | $						6.15
Weighted Average Exercise Price, Forfeited | $					5.20	2.25
Weighted Average Exercise Price, Balance Outstanding | $					$ 4.85	$ 2.15